Shareholders' Equity (Tables)	12 Months Ended
Nov. 30, 2017
Equity [Abstract]
Schedule of Shares Repurchased
Under a share repurchase program effective 2004, we are authorized to repurchase Carnival Corporation common stock and Carnival plc ordinary shares (the “Repurchase Program”). On April 6, 2017, the Boards of Directors approved a modification of the general authorization under the Repurchase Program, which replenished the remaining authorized repurchases at the time of the approval to $1.0 billion. The Repurchase Program does not have an expiration date and may be discontinued by our Boards of Directors at any time.

	Carnival Corporation		Carnival plc
(in millions)	Number of Shares Repurchased	Dollar Amount Paid for Shares Repurchased	Number of Shares Repurchased	Dollar Amount Paid for Shares Repurchased
2017	3.3	$223	5.6	$335
2016	47.8	$2,264	0.7	$35
2015	5.3	$276	—	$—

Accumulated Other Comprehensive Loss

	Accumulated Other Comprehensive Loss
	November 30,
(in millions)	2017	2016
Cumulative foreign currency translation adjustments, net	$(1,675)	$(2,266)
Unrecognized pension expenses	(94)	(120)
Unrealized losses on marketable securities	—	(3)
Net losses on cash flow derivative hedges	(13)	(65)
	$(1,782)	$(2,454)

Schedule of Quarterly Cash Dividends Declared
We declared quarterly cash dividends on all of our common stock and ordinary shares as follows:

	Quarters Ended
(in millions, except per share data)	February 28/29	May 31	August 31	November 30
2017
Dividends declared per share	$0.35	$0.40	$0.40	$0.45
Dividends declared	$251	$291	$289	$324

2016
Dividends declared per share	$0.30	$0.35	$0.35	$0.35
Dividends declared	$225	$261	$256	$254

2015
Dividends declared per share	$0.25	$0.25	$0.30	$0.30
Dividends declared	$194	$194	$234	$233